Related Parties (Details) - Schedule of Benefits to Related Parties - Related Party [Member] $ in Thousands		6 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Related Parties (Details) - Schedule of Benefits to Related Parties [Line Items]
Payroll and related expenses in respect of employed related parties	[1]	$ 275	$ 149
Number of related parties		3	3

[1]	Including benefits to interested parties, related parties and officers, included in subsections b and c above.